Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments
Cash and cash equivalents	$ 921	$ 619
Short-term investments	$ 17	$ 100
Institutional and Other | Minimum
Financial Instruments
Fair value assumption, interest rate	5.03%	4.74%
Institutional and Other | Maximum
Financial Instruments
Fair value assumption, interest rate	8.00%	7.13%
Book Value
Financial Instruments
Cash and cash equivalents	$ 921	$ 619
Short-term investments	17	100
Book Value | Retail
Financial Instruments
Long-term debt	1,753	1,753
Book Value | Institutional
Financial Instruments
Long-term debt	534	534
Book Value | Other
Financial Instruments
Long-term debt	182	194
Fair Value | Level 1
Financial Instruments
Cash and cash equivalents	921	619
Short-term investments	17	100
Fair Value | Level 2 | Retail
Financial Instruments
Long-term debt	1,596	1,783
Fair Value | Level 2 | Institutional
Financial Instruments
Long-term debt	531	522
Fair Value | Level 2 | Other
Financial Instruments
Long-term debt	$ 182	$ 194
7.0% Senior Notes
Debt Instrument [Line Items]
Interest rate on debt	7.00%
6.875% Senior Notes
Debt Instrument [Line Items]
Interest rate on debt	6.875%
6.625% Senior Notes
Debt Instrument [Line Items]
Interest rate on debt	6.625%
5.875% Senior Notes
Debt Instrument [Line Items]
Interest rate on debt	5.875%
7.25% 2063 Senior Notes | U.S. Cellular
Debt Instrument [Line Items]
Interest rate on debt	7.25%
7.25% 2064 Senior Notes | U.S. Cellular
Debt Instrument [Line Items]
Interest rate on debt	7.25%
6.95% Senior Notes | U.S. Cellular
Debt Instrument [Line Items]
Interest rate on debt	6.95%
6.7% Senior Notes | U.S. Cellular
Debt Instrument [Line Items]
Interest rate on debt	6.70%